Schedule of other income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Government subsidy			$ 290,900
Research and development tax incentive	503,118	757,609	497,358
Export market development grant	66,600	45,433
Foreign exchange gain	141,285	495,457
Gain on liability extinguishment	282,490
Total other income	$ 993,493	$ 1,298,499	$ 788,258